Note Allowance for loan losses (Disclosures related to loans individually evaluated for impairment) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 111,377	$ 118,072
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	129,350	118,406
Impaired Financing Receivable, with Related Allowance, Recorded Investment	826,707	807,380
Recorded Investment	956,057	925,786
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	182,772	170,520
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	908,563	881,819
Unpaid Principal Balance	1,091,335	1,052,339
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	108,523	116,523
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	126,476	114,870
Impaired Financing Receivable, with Related Allowance, Recorded Investment	817,866	801,925
Recorded Investment	944,342	916,795
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	179,009	166,082
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	898,124	875,471
Unpaid Principal Balance	1,077,133	1,041,553
UNITED STATES | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	2,854	1,549
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,874	3,536
Impaired Financing Receivable, with Related Allowance, Recorded Investment	8,841	5,455
Recorded Investment	11,715	8,991
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	3,763	4,438
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	10,439	6,348
Unpaid Principal Balance	14,202	10,786
Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	34
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	82
Recorded Investment	82
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	82
Unpaid Principal Balance	82
Commercial multi-family | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	34
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	82
Recorded Investment	82
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	82
Unpaid Principal Balance	82
CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	24,537	30,980
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	15,935	13,779
Impaired Financing Receivable, with Related Allowance, Recorded Investment	104,119	102,199
Recorded Investment	120,054	115,978
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	29,631	23,896
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	105,047	106,466
Unpaid Principal Balance	134,678	130,362
CRE non-owner occupied | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	24,537	30,980
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	15,935	13,779
Impaired Financing Receivable, with Related Allowance, Recorded Investment	104,119	102,199
Recorded Investment	120,054	115,978
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	29,631	23,896
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	105,047	106,466
Unpaid Principal Balance	134,678	130,362
CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	13,007	12,564
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	31,962	38,955
Impaired Financing Receivable, with Related Allowance, Recorded Investment	131,634	118,253
Recorded Investment	163,596	157,208
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	50,094	63,383
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	169,013	137,193
Unpaid Principal Balance	219,107	200,576
CRE owner occupied | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	13,007	12,564
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	31,962	38,955
Impaired Financing Receivable, with Related Allowance, Recorded Investment	131,634	118,253
Recorded Investment	163,596	157,208
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	50,094	63,383
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	169,013	137,193
Unpaid Principal Balance	219,107	200,576
Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	4,797	5,699
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	7,828	21,904
Impaired Financing Receivable, with Related Allowance, Recorded Investment	46,862	42,043
Recorded Investment	54,690	63,947
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	11,478	32,922
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	49,301	43,629
Unpaid Principal Balance	60,779	76,551
Commercial and industrial | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	4,797	5,699
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	7,828	21,904
Impaired Financing Receivable, with Related Allowance, Recorded Investment	46,862	42,043
Recorded Investment	54,690	63,947
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	11,478	32,922
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	49,301	43,629
Unpaid Principal Balance	60,779	76,551
Construction | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance		264
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment		2,481
Recorded Investment		2,481
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		7,878
Unpaid Principal Balance		7,878
Construction | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance		264
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		0
Impaired Financing Receivable, with Related Allowance, Recorded Investment		2,481
Recorded Investment		2,481
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		7,878
Unpaid Principal Balance		7,878
Mortgages | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	44,610	44,029
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	73,246	42,904
Impaired Financing Receivable, with Related Allowance, Recorded Investment	433,118	429,028
Recorded Investment	506,364	471,932
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	91,175	49,455
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	474,220	473,258
Unpaid Principal Balance	565,395	522,713
Mortgages | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	42,428	42,965
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	70,751	40,232
Impaired Financing Receivable, with Related Allowance, Recorded Investment	426,737	424,885
Recorded Investment	497,488	465,117
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	87,806	45,881
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	466,249	468,240
Unpaid Principal Balance	554,055	514,121
Mortgages | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	2,182	1,064
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,495	2,672
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,381	4,143
Recorded Investment	8,876	6,815
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	3,369	3,574
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,971	5,018
Unpaid Principal Balance	11,340	8,592
Leasing | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	535	573
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,817	2,404
Recorded Investment	1,817	2,404
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,817	2,404
Unpaid Principal Balance	1,817	2,404
Leasing | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	535	573
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,817	2,404
Recorded Investment	1,817	2,404
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,817	2,404
Unpaid Principal Balance	1,817	2,404
Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	5,588	6,675
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	37,464	38,734
Recorded Investment	37,464	38,734
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	37,464	38,734
Unpaid Principal Balance	37,464	38,734
Consumer | Credit cards | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	5,588	6,675
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	37,464	38,734
Recorded Investment	37,464	38,734
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	37,464	38,734
Unpaid Principal Balance	37,464	38,734
Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	667	259
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	300	783
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,421	778
Recorded Investment	2,721	1,561
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	315	783
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,429	796
Unpaid Principal Balance	2,744	1,579
Consumer | Home equity lines of credit | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	667	259
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	300	783
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,421	778
Recorded Investment	2,721	1,561
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	315	783
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,429	796
Unpaid Principal Balance	2,744	1,579
Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	16,960	16,591
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	79	81
Impaired Financing Receivable, with Related Allowance, Recorded Investment	66,082	69,043
Recorded Investment	66,161	69,124
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	79	81
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	66,082	69,043
Unpaid Principal Balance	66,161	69,124
Consumer | Personal | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	16,955	16,365
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	66,043	68,509
Recorded Investment	66,043	68,509
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	66,043	68,509
Unpaid Principal Balance	66,043	68,509
Consumer | Personal | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	5	226
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	79	81
Impaired Financing Receivable, with Related Allowance, Recorded Investment	39	534
Recorded Investment	118	615
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	79	81
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	39	534
Unpaid Principal Balance	118	615
Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	474	338
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,117	1,893
Recorded Investment	2,117	1,893
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,117	1,893
Unpaid Principal Balance	2,117	1,893
Consumer | Auto | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	474	338
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,117	1,893
Recorded Investment	2,117	1,893
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,117	1,893
Unpaid Principal Balance	2,117	1,893
Consumer | Other | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	168	100
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	991	524
Recorded Investment	991	524
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	991	525
Unpaid Principal Balance	991	525
Consumer | Other | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired [Line Items]
Related Allowance	168	100
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	991	524
Recorded Investment	991	524
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	991	525
Unpaid Principal Balance	$ 991	$ 525